Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

As required by Item 402(v) of Regulation S-K, we are providing the following information for the principal executive officer (the “PEO”; being Mr. Adnani) and the average for the Named Executive Officers excluding the PEO (the “Non-PEO NEOs”; being Messrs. Obara and Melbye) for the fiscal years ended July 31, 2023, 2022 and 2021.

	Summary Compensation Table Total for PEO (1) ($) (b)	Compensation Actually Paid to PEO (2) ($) (c)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs (2) ($) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (loss) (4) ($ in thousands) (h)
Year (a)					Total Shareholder Return (3) ($) (f)	Peer Group Total Shareholder Return (3) ($) (g)
2023	3,700,780	2,690,924	742,727	581,394	371.79	280.56	(3,307)
2022	2,315,872	2,212,036	603,525	590,809	433.75	248.58	5,252
2021	1,635,553	1,907,583	500,947	557,369	224.10	187.83	(14,813)

Notes:

(1)

For column (b), the dollar amounts represent total compensation paid to our PEO, Amir Adnani, and are taken directly from the Summary Compensation Table included in the Company’s Annual Report for Fiscal 2023 that was filed with the SEC on September 29, 2023. For column (d), the dollar amounts represent the average total compensation paid to Pat Obara, our Secretary, Treasurer and Chief Financial Officer, and Scott Melbye, our Executive Vice President, and are taken directly from the Summary Compensation Table included in the Company’s Annual Report.

(2)	The following tables set forth the adjustments made to arrive at the compensation actually paid to our PEO and Non-PEO NEOs during each of the fiscal years reflected in this table.

PEO Total Compensation Amount	$ 3,700,780	$ 2,315,872	$ 1,635,553
PEO Actually Paid Compensation Amount	$ 2,690,924	2,212,036	1,907,583
Adjustment To PEO Compensation, Footnote

Compensation Actually Paid to PEO and Average Compensation Actually Paid to Non-PEO NEOs

Adjustments to Determine Compensation Actually Paid		2023		2022		2021
		PEO ($)	Non- PEO NEOs ($)	PEO ($)	Non- PEO NEOs ($)	PEO ($)	Non- PEO NEOs ($)
Total Reported in Summary Compensation Table		3,700,780	742,727	2,315,872	603,525	1,635,553	500,947

Less, Amounts Reported under “Stock Awards” in the Summary Compensation Table		2,026,264	312,562	964,705	233,357	895,553	255,292

Less, Amounts Reported under “Option Awards” in the Summary Compensation Table		240,516	37,101	-	-	-	-

Plus, the Fair Value of Equity Awards Granted during the Year that were Outstanding and Unvested as of Year-end	PRSUs	705,936	108,894	391,104	94,606	389,586	111,058
	RSUs	1,320,337	203,669	573,602	138,751	506,250	144,314
	Options	240,517	37,101	791,059	191,353	697,762	198,909

Plus, the Change in Fair Value from Prior Year-end to Current Year-end of Equity Awards granted in any Prior Year that were Outstanding and Unvested as of Year-end	PRSUs	(79,036)	(19,118)	242,948	69,257	-	-
	RSUs	(63,413)	(15,339)	287,267	81,890	661,333	167,400
	Options	(125,321)	(30,315)	478,727	136,469	546,683	186,567

Total Adjustments		(1,009,856)	(161,333)	(103,836)	(12,716)	272,030	56,422
Compensation Actually Paid		2,690,924	581,394	2,212,036	590,809	1,907,583	557,369

(3)

Total shareholder return represents the value of a deemed fixed investment of $100 at market close on July 31, 2020, assuming the reinvestment of dividends, if any. Total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period, by the share price at the beginning of the measurement period. For the purposes of this table the Peer Group consisted of the following companies: Centrus Energy Corp., Coeur Mining, Inc., Comstock Resources, Inc., Denison Mines Corp., enCore Energy Corp., Energy Fuels Inc., Filo Corp. (formerly Filo Mining Corp.), Fission Uranium Corp., Gulfport Energy Corporation, K92 Mining Inc., NexGen Energy Ltd., Northern Oil and Gas, Inc., Osisko Mining Inc., Seabridge Gold Inc. and Torex Gold Resources Inc. For the purposes of understanding the cumulative returns over time, this table should be read from bottom to top.

(4)	Net income (loss) represents the amounts reported in the Company’s audited financial statements included in our Annual Report.

Non-PEO NEO Average Total Compensation Amount	$ 742,727	603,525	500,947
Non-PEO NEO Average Compensation Actually Paid Amount	$ 581,394	590,809	557,369
Compensation Actually Paid vs. Total Shareholder Return

Analysis of the Information Presented in the Pay Versus Performance Table

Because we are not a Production Stage mining company (as defined by the SEC), we did not have any revenue from continuing operations during the periods presented. Consequently, we have not historically focused on net income (loss) as a performance measure for our executive compensation programs. In Fiscal 2021 we had a net loss of approximately $14.8 million, and in Fiscal 2022 we had net income of approximately $5.3 million followed by a net loss in Fiscal 2023 of approximately $3.3 million. Despite the volatility of net income, as the Company in this growth stage focused on building its pipeline of low-cost uranium projects, the Company’s shareholder returns relative to the Peer Group generated, on average, over 42% returns compared to the Peer Group. This average outperformance was achieved by the Company generating a 19.3%, 74.5% and 32.5% relative shareholder return outperformance in Fiscals 2021, 2022 and 2023, respectively. During the same period the compensation actually paid for our PEO increased to align actual pay with performance from $1.9 million in Fiscal 2021, to $2.2 million in Fiscal 2022 and finally to $2.7 million in Fiscal 2023. The average compensation actually paid to our other executive officers increased proportionately from $557,369 in Fiscal 2021 to $590,809 in Fiscal 2022. In Fiscal 2023 the average compensation actually paid to our other executive officers decreased slightly.

The following graph shows the compensation actually paid to our PEO and the average amount of compensation actually paid to our non-PEO NEOs as a group (excluding the PEO) during the periods presented and total shareholder return over those periods. Total shareholder return increased from Fiscal 2021 to Fiscal 2022 by approximately 94%, and decreased from Fiscal 2022 to Fiscal 2023 by approximately 14%. Over the three-year period from Fiscal 2021 to Fiscal 2023, our total shareholder return increased by approximately 66%. Mr. Adnani’s compensation actually paid showed an increase year over year for the three years and the average amount of compensation actually paid to our non-PEO NEOs as a group (excluding Mr. Adnani) increased slightly over the three-year period.

We utilize a blend of performance measures and Peer Group analysis to align executive compensation with performance. Performance, at the current stage of the business is tied to multiple criteria, which are reflected in our STIP performance scorecard and share price performance on both an absolute and relative to Peer Group basis. We believe in taking a balanced approach to long-term performance based compensation. Therefore, the Named Executive Officers receive a mix of performance vesting stock options, performance vesting PRSUs and time vesting RSUs. In totality, these form an integral part of our executive compensation program, are closely related to the Company’s performance, however, are not directly tied to total shareholder return because their value is directly correlated to the market price of our common shares and requires that the Named Executive Officers continue in our employment over the vesting period. As such, these performance vesting stock option awards and other equity awards strongly align our Named Executive Officers’ interests with those of our shareholders by providing a continuing financial incentive to maximize long-term value for our shareholders and by encouraging our Named Executive Officers to continue in our employment for the long-term.

Total Shareholder Return Amount	$ 371.79	433.75	224.1
Peer Group Total Shareholder Return Amount	280.56	248.58	187.83
Net Income (Loss)	(3,307,000)	5,252,000	(14,813,000)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,009,856)	(103,836)	272,030
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,026,264	964,705	895,553
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	705,936	391,104	389,586
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(79,036)	242,948	0
PEO | Options Awards [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	240,516	0	0
PEO | RSUs [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,320,337	573,602	506,250
PEO | RSUs [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(63,413)	287,267	661,333
PEO | Options [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	240,517	791,059	697,762
PEO | Options [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(125,321)	478,727	546,683
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(161,333)	(12,716)	56,422
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	312,562	233,357	255,292
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	108,894	94,606	111,058
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,118)	69,257	0
Non-PEO NEO | Options Awards [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,101	0	0
Non-PEO NEO | RSUs [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	203,669	138,751	144,314
Non-PEO NEO | RSUs [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,339)	81,890	167,400
Non-PEO NEO | Options [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,101	191,353	198,909
Non-PEO NEO | Options [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (30,315)	$ 136,469	$ 186,567